Balance Sheet Details (Tables)	12 Months Ended
Aug. 25, 2017
Balance Sheet Related Disclosures [Abstract]
Schedule of Inventories

Inventories consisted of the following (in thousands):

	August 25,	August 26,
	2017	2016
Raw materials	$42,255	$46,746
Work in process	22,965	10,932
Finished goods	61,915	45,388
Total inventories*	$127,135	$103,066

*	As of August 25, 2017 and August 26, 2016, 34% and 45%, respectively, of total inventories represented inventory held under the Company's supply chain services.

Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	August 25,	August 26,
	2017	2016
Unbilled service receivables	$4,280	$3,563
Prepayment for VAT and other transaction taxes	1,890	1,478
Prepaid income taxes	1,023	4,602
Revolver debt fees	970	—
Receivable from Purchasing Facility*	—	1,429
Deferred tax assets	—	812
Other prepaid expenses and other current assets	5,952	4,638
Total prepaid expenses and other current assets	$14,115	$16,522

*	See Note 4.

Schedule of Property and Equipment

Property and equipment consisted of the following (in thousands):

	August 25,	August 26,
	2017	2016
Office furniture, software, computers and equipment	$17,134	$15,932
Manufacturing equipment	96,318	89,432
Leasehold improvements*	24,302	20,490
	137,754	125,854
Less accumulated depreciation and amortization	82,572	68,254
Net property and equipment	$55,182	$57,600

*	Includes Penang facility, which is situated on leased land.

Schedule of Other Noncurrent Assets

Other noncurrent assets consisted of the following (in thousands):

	August 25,	August 26,
	2017	2016
Prepaid ICMS taxes in Brazil*	$12,253	$10,219
Restricted cash	7,027	6,792
Revolver debt fees	2,334	—
Deferred tax assets	2,098	290
Tax receivable	1,223	—
Prepayment for VAT and other transaction taxes	278	980
Other	1,515	1,656
Total other noncurrent assets	$26,728	$19,937

*	See Note 1(i)

Schedule of Accrued Liabilities

Accrued liabilities consisted of (in thousands):

	August 25,	August 26,
	2017	2016
Accrued employee compensation	$17,426	$8,888
Income taxes payable	2,459	1,055
Accrued credits payable to customers	2,296	—
VAT and other transaction taxes payable	1,314	1,791
Accrued warranty reserve	275	266
Deferred tax liability	—	155
Other accrued liabilities	3,546	1,916
Total accrued liabilities	$27,316	$14,071